Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Financing Receivables, Net

Financing receivables, net as of December 31, 2022 and 2023 consisted of the followings:

	As of December 31,
	2022	2023
	(RMB in thousands)
Short-term:
Short-term financing receivables	6,478,949	3,933,553
Accrued interest receivable	103,158	69,041
Allowance for credit losses	(184,187)	(58,594)
Total short-term financing receivables, net	6,397,920	3,944,000
Long-term:
Long-term financing receivables	473,545	203,601
Allowance for credit losses	(13,220)	(3,087)
Total long-term financing receivables, net	460,325	200,514

Summary of Balances of Financing Receivables by Due Date

The following table summarizes the balances of financing receivables by due date as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	(RMB in thousands)
Due in months
0 - 12	6,478,949	3,933,553
13 - 24	370,652	180,719
25 - 36	59,217	46
Thereafter	43,676	22,836
Total financing receivables (excluding accrued interest receivable)	6,952,494	4,137,154

Summary of Activities in Allowance for Credit Losses

The activities in the allowance for credit losses of financing receivables for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	For the year ended December 31,
	2021	2022	2023
	(RMB in thousands)
Beginning balances	(529,162)	(328,231)	(197,407)
Provision for credit losses	(401,104)	(437,477)	(627,061)
Charge-offs	912,260	791,046	939,992
Recoveries from prior charge-offs	(310,225)	(222,745)	(177,204)
Ending balances	(328,231)	(197,407)	(61,681)

Summary of Aging Analysis of Past Due Financing Receivables

Aging analysis of past due financing receivables as of December 31, 2022 and 2023 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2022	151,784	98,289	81,652	209,738	—	541,463	6,411,031	6,952,494
December 31, 2023	94,448	76,449	65,816	183,054	—	419,767	3,717,387	4,137,154

Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond

The following table provides information on delinquency, which is the primary credit quality indicator for financing receivables. The amortized cost of loans was presented by year of origination for five origination years and beyond, as of December 31, 2023:

	Loans originated in
RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
2019 and before	—	—	—	—	—	—	—	—
2020	2	5	7	36	—	50	8	58
2021	393	269	272	1,255	—	2,189	10,655	12,844
2022	9,838	8,031	8,450	34,667	—	60,986	251,940	312,926
2023	84,215	68,144	57,087	147,096	—	356,542	3,454,784	3,811,326
Total	94,448	76,449	65,816	183,054	—	419,767	3,717,387	4,137,154